long-term debt - TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities (Details) $ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2020 USD ($) item	Jun. 30, 2020 CAD ($) item	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Jun. 30, 2019 CAD ($)
long-term debt
Maximum aggregate amount of credit facility		$ 2,250		$ 2,250
Long-term debt		18,518		18,474	$ 16,579
Undrawn borrowing facilities		2,250		1,235
Interest obligations		$ 170		$ 160
TELUS Corporation, share of lending, as a percent	87.50%
Lease liabilities
long-term debt
Weighted average interest rate	4.37%	4.37%
Minimum | First year
long-term debt
Leverage ratio	4.75	4.75
Minimum | 2021
long-term debt
Leverage ratio	4.25	4.25
Minimum | Thereafter
long-term debt
Leverage ratio	3.50	3.50
TELUS International (Cda) Inc. credit facility
long-term debt
Maximum aggregate amount of credit facility	$ 1,192		$ 457
Undrawn borrowing facilities	$ 204		121
Number of financial ratio tests | item	2	2
Percentage of principal advance required to be repaid each year of the term of the agreement	5.00%
TELUS International (Cda) Inc. credit facility | Minimum
long-term debt
Operating cash flow to debt service ratio	1.50	1.50
TELUS International (Cda) Inc. credit facility | Foreign exchange derivative
long-term debt
Fixed interest rate	0.65%	0.65%
Amortizing amount, convertible	$ 415
TELUS International (Cda) Inc. credit facility | Foreign exchange derivative | U.S. Dollars
long-term debt
Derivative Exchange Rate	1.0932
TELUS International (Cda) Inc. credit facility | Foreign exchange derivative | European euro
long-term debt
Derivative Exchange Rate	1.00
Revolving component
long-term debt
Maximum aggregate amount of credit facility	$ 600		350
Undrawn borrowing facilities	$ 204		121
Weighted average interest rate	2.68%	2.68%
Term loan component
long-term debt
Maximum aggregate amount of credit facility	$ 600		120
Outstanding	$ 592		107
Weighted average interest rate	2.68%	2.68%
Term loan component | Fixed interest rate
long-term debt
Interest obligations	$ 103
Fixed interest rate	2.64%	2.64%
Other | TELUS International (Cda) Inc. credit facility
long-term debt
Outstanding	$ 865		336
Other | Revolving component
long-term debt
Outstanding	347		229
Other | Term loan component
long-term debt
Outstanding	$ 518		$ 107
TELUS Corporation
long-term debt
TELUS Corporation, share of lending, as a percent	12.50%
TELUS Corporation | TELUS International (Cda) Inc. credit facility
long-term debt
Outstanding	$ 123
TELUS Corporation | Revolving component
long-term debt
Outstanding	49
TELUS Corporation | Term loan component
long-term debt
Outstanding	$ 74